.

BLACKROCK FUNDS III

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

SUPPLEMENT DATED FEBRUARY 4, 2014 TO THE

PROSPECTUS DATED APRIL 30, 2013

Effective immediately, the Portfolios’ prospectus is hereby amended as follows:

In the “Portfolio Overview” section for each Portfolio, the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

In addition, the section in the prospectus captioned “Management of the Portfolios — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

 Information regarding the portfolio managers of the Master Portfolios is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Master Portfolio shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.

 Shareholders should retain this Supplement for future reference.

PRO-LPIND-0114SUP